SHARE CAPITAL (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2009	Jun. 30, 2007	Dec. 31, 2006	Jun. 30, 2009	Jun. 30, 2009	Mar. 18, 2009	Jun. 25, 2009
Share Capital Issuance [Line Items]
Proceeds from issuance of common shares	$ 67,295
Capital Issuance From Major Shareholders [Member]
Share Capital Issuance [Line Items]
Proceeds from issuance of equity					30,000	120,000
Shares issued during the period				2,878,463
Warrants outstanding									2,500,000
Adjustment made to exercise price of warrants, reflected as a percentage of the originally stated exercise price									110.00%
Exercise price of warrants									$ 8.53
Capital Issuance From 2009 Purchase Agreements [Member]
Share Capital Issuance [Line Items]
Shares issued during the period							1,604,278
Exercise price of warrants										$ 11.05
Proceeds from issuance of common shares								$ 15,000
Price paid per share in new equity issuance										$ 9.35
Number of common shares callable under warrant agreement										802,139